Investment Agreement	6 Months Ended	12 Months Ended
	Jan. 31, 2020	Jul. 31, 2019
Notes to Financial Statements
Investment Agreement

16.       Investment Agreement

On 30 October 2018, the Company entered into the Investment Agreement with Australis. Pursuant to the terms of the Investment Agreement, Australis will acquire (i) 16,000,000 units of the Company (Note 11), and (ii) CAD$1,600,000 principal amount 8% unsecured convertible debentures (Note 10).

Under the terms of the Investment Agreement, the parties agreed to negotiate in good faith a license agreement pursuant to which the Company will grant Australis an exclusive and assignable license to use the Body and Mind brand outside of the United States of America on commercially reasonable terms.

In addition, the Company will enter into a commercial advisory agreement with Australis Capital (Nevada) Inc. (“Australis Nevada”), a wholly-owned subsidiary of Australis, pursuant to which Australis Nevada will provide advisory and consulting services to the Company at $10,000 per month for a term ending on the date that is the earlier of: (i) five years following the closing of the transactions contemplated by the Investment Agreement, and (ii) the date Australis no longer holds 10% or more of the issued and outstanding Common Shares (Note 15). Subject to certain exceptions, Australis will be entitled to maintain its’ pro rata interest in the Company until such time as it no longer holds 10% or more of the issued and outstanding Common Shares.

Subject to applicable laws and the rules of the Canadian Securities Exchange (the “CSE”), for as long as Australis owns at least 10% of the issued and outstanding common shares, Australis will be entitled to nominate one director for election to the Board of Directors of the Company (the “Board”). If Australis exercises all of the warrants and converts all of the debentures purchased, Australis will be entitled to nominate a second director for election to the Board.

On 2 November 2018, the Company executed the Investment Agreement and completed the sale of securities pursuant to the Investment Agreement.

On 31 January 2019, the Company issued 1,768,545 common shares to Australis for proceeds of $787,123 pursuant to the Investment Agreement whereby the Company granted Australis anti-dilution participation rights to allow Australis to maintain a 35.783% ownership interest in the Company (Note 11). During the three and six months ended 31 January 2020, the Company paid an advisory fee of $36,000 (2019 - $43,000) and $72,000 (2019 - $43,000), respectively.

16.	Investment Agreement

On 30 October 2018, the Company entered into the Investment Agreement with Australis. Pursuant to the terms of the Investment Agreement, Australis will acquire (i) 16,000,000 units of the Company (Note 11), and (ii) CAD$1,600,000 principal amount 8% unsecured convertible debentures (Note 10).

Under the terms of the Investment Agreement, the parties agreed to negotiate in good faith a license agreement pursuant to which the Company will grant Australis an exclusive and assignable license to use the Body and Mind brand outside of the United States of America on commercially reasonable terms.

In addition, the Company will enter into a commercial advisory agreement with Australis Capital (Nevada) Inc. (“Australis Nevada”), a wholly-owned subsidiary of Australis, pursuant to which Australis Nevada will provide advisory and consulting services to the Company at $10,000 per month for a term ending on the date that is the earlier of: (i) five years following the closing of the transactions contemplated by the Investment Agreement, and (ii) the date Australis no longer holds 10% or more of the issued and outstanding Common Shares (Note 15). Subject to certain exceptions, Australis will be entitled to maintain its’ pro rata interest in the Company until such time as it no longer holds 10% or more of the issued and outstanding Common Shares.

Subject to applicable laws and the rules of the Canadian Securities Exchange (the “CSE”), for as long as Australis owns at least 10% of the issued and outstanding common shares, Australis will be entitled to nominate one director for election to the Board of Directors of the Company (the “Board”). If Australis exercises all of the warrants and converts all of the debentures purchased, Australis will be entitled to nominate a second director for election to the Board.

On 2 November 2018, the Company executed the Investment Agreement and completed the sale of securities pursuant to the Investment Agreement.

On 31 January 2019, the Company issued 1,768,545 common shares to Australis for proceeds of $787,123 pursuant to the Investment Agreement whereby the Company granted Australis anti-dilution participation rights to allow Australis to maintain a 35.783% ownership interest in the Company (Note 11).